Reconciliation of Movements of Liabilities to Cash Flows Arising From Financing Activities - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation Of Movements Of Liabilities To Cash Flows Arising From Financing Activities Abstract
Beginning balance	$ 38,153	$ 63,526
Changes from financing cash flow
Lease payment	(109,219)	(69,609)
Interest paid	11,550	6,127
Total changes from financing cash flow	(97,669)	(63,482)
Other changes
New leases	427,672	72,326
Disposal		(40,559)
Exchange realignments	591	6,342
Total other changes	428,263	38,109
Ending balance	$ 368,747	$ 38,153